Inventories - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Inventory Disclosure [Abstract]
Inventory write-down	¥ 1,059	$ 154	¥ 81	¥ 1,658